Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Maximum period of variable rate	1 year
Deposits	$ 1,183,873,000	$ 866,383,000
Loan amount	1,240,000,000
Service fees on deposit accounts	1,482,000	416,000
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability	150,600,000	118,700,000
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability	19,300,000	14,000,000
Medical Use Cannabis Customers, Deposit Balances | Product Concentration Risk
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Deposits	$ 253,800,000	$ 37,000,000
Concentration risk, percentage	21.40%	4.30%
Service fees on deposit accounts	$ 613,000	$ 0
Two Customers | Medical Use Cannabis Customers, Deposit Balances | Customer Concentration Risk
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Concentration risk, percentage	65.90%	28.50%
Cannabis Related Loan
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Number of loans | loan	1
Loan amount	$ 970,000	$ 1,000,000
Interest income	$ 51,000	$ 50,000